Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IX /MA/
Central Index Key	dei_EntityCentralIndexKey	0000063075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Aug. 28, 2011